Related Party Transactions (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Suzhou Property
Related Party Transaction [Line Items]
Related party transaction, expenses		2,275	3,640
Ctrip.Com
Related Party Transaction [Line Items]
Related party transaction, expenses	10,945	7,962	9,458